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Semi-Annual reports dated June 30, 2003 of the below noted investment company are the reports sent to contractowners of the New England Variable Annuity Fund I of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940.

Incorporated by reference is the semi-annual report for the MetLife Stock Index portfolio of Metropolitan Series Fund, Inc. as filed on Form N-CSRS, CIK No. 0000710826, File No. 002-80751.